Subsequent Events	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

On October 12, 2023, the Company held a special meeting of the holders of its outstanding Tradeable Warrants in which the holders of the majority of the outstanding Tradeable Warrants approved an amendment to the Warrant Agent Agreement to (i) reduce the exercise price of the Tradeable Warrants to $0.11, subject to further adjustment as provided therein, and (ii) eliminate the provision that prohibits the Company’s CEO from exercising his voting rights under his Series B Preferred Stock.

In December 2022, the Company had entered into a research agreement with the Jewish General Hospital (“JGH”), Montreal, Canada to conduct IND-enabling studies of the Company’s anticancer drug candidate, Adva-27a (the “Research Agreement”). In August 2023, the Company was advised by JGH that the lab results on testing of the Adva-27a molecule were not favorable. After conclusion of an internal review of the lab results on November 2, 2023, the Company provided notice of termination of the Research Agreement, which will become effective on December 2, 2023, pursuant to the terms of the Research Agreement. The Company has now paused the IND-enabling studies of Adva-27a pending a review of the possibility of chemical modification of the compound to address the suboptimal performance of the molecule in certain studies.